UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM N-CSR

  CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4450
                                   --------

                        FRANKLIN TEMPLETON GLOBAL TRUST
                        -------------------------------
              (Exact name of registrant as specified in charter)

              ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
             (Address of principal executive offices)   (Zip code)

       MURRAY L. SIMPSON, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
       -----------------------------------------------------------------
                    (Name and address of agent for service)

      Registrant's telephone number, including area code: (650) 312-2000
                                                          --------------

Date of fiscal year end: 10/31
                         ------

Date of reporting period: 4/30/03
                          -------

ITEM 1. REPORTS TO STOCKHOLDERS.







SEMIANNUAL REPORT


FRANKLIN TEMPLETON
HARD CURRENCY FUND


--------------------------------------------------------------------------------
YOUR FUND'S GOAL AND PRIMARY INVESTMENTS: FRANKLIN TEMPLETON HARD CURRENCY FUND SEEKS TO PROTECT AGAINST DEPRECIATION OF THE U.S. DOLLAR RELATIVE TO OTHER CURRENCIES. THE FUND SEEKS TO ACHIEVE ITS GOAL BY INVESTING IN HIGH-QUALITY MONEY MARKET INSTRUMENTS (AND FORWARD CONTRACTS) DENOMINATED IN FOREIGN MAJOR CURRENCIES (AS DEFINED IN THE FUND'S PROSPECTUS) WHICH HISTORICALLY HAVE EXPERIENCED LOW INFLATION RATES AND WHICH, IN THE VIEW OF THE INVESTMENT MANAGER, FOLLOW ECONOMIC POLICIES CONDUCIVE TO CONTINUAL LOW INFLATION RATES AND CURRENCY APPRECIATION VERSUS THE U.S. DOLLAR OVER THE LONG TERM.
--------------------------------------------------------------------------------


We are pleased to bring you Franklin Templeton Hard Currency Fund's semiannual report for the period ended April 30, 2003. During the six months under review, U.S. economic activity was mixed, and economic indicators, such as various purchasing manager indexes, exhibited expansionary activity through much of the period only to contract once again in the last two months of the reporting period. This general trend reflected increased economic uncertainty in underlying macroeconomic conditions and geopolitical events in Iraq. Consumer confidence wavered, but consumer spending was generally stable, with continued support from wage growth as well as access to low consumer, auto and mortgage financing, although perhaps less than in previous periods. Excess production and labor capacity, as indicated by continued relatively low capacity utilization and persistent unemployment



The dollar value, number of shares or principal amount, and complete legal titles of all portfolio holdings are listed in the Fund's Statement of Investments (SOI). The SOI begins on page 14.

SEMIANNUAL REPORT
rates, had yet to diminish and helped limit core inflationary pressures. Given risks to growth combined with a benign inflationary environment, the Federal Reserve Board lowered interest rates 50 basis points (0.50%) to 1.25% in November 2002. In our opinion, the low yields relative to other major economies, combined with lower expected return on investment in the U.S. equity markets, failed to attract enough foreign asset flows necessary to offset the increase in the current account deficit, putting downward pressure on the U.S. dollar.

U.S. dollar weakness and continuing monetary easing in many developed economies remained predominant themes in major currency markets during the reporting period. While some U.S. dollar volatility emerged with the onset of conflict in Iraq, currency markets appeared to refocus on existing underlying macroeconomic conditions, primarily U.S. current account deficit deterioration and balance of payment financing conditions. Additionally, historically low U.S. interest rates and increased U.S. equity market volatility drove demand, in our opinion, for non-U.S. dollar assets during the period, in which investors sought higher yielding and higher returning assets outside the U.S. Global economic uncertainty combined with disinflationary pressures in certain major economies prompted central banks to further reduce interest rates. By the end of the reporting period, short-term interest rates, as measured by the 3-month Treasury bill or comparable security, stood at 1.11%, 2.42%, 3.44% and 5.29% in the U.S., Germany, Sweden and New Zealand, respectively.

Economic growth in the euro area during the six-month period remained sluggish, hampered by weak domestic demand and currency strength impacting external demand. The euro's appreciation over the past several months, however, helped cap




WHAT IS A CURRENT ACCOUNT?
A CURRENT ACCOUNT IS THAT PART OF THE BALANCE OF PAYMENTS WHERE ALL OF ONE COUNTRY'S INTERNATIONAL TRANSACTIONS IN GOODS AND SERVICES ARE RECORDED.



                                                               SEMIANNUAL REPORT

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA USED IN PRINTED GRAPHIC AS FOLLOWS:
Asset Allocation by Currency
Based on Total Net Assets
4/30/03
European Monetary Unit (euro) 30.2%
Swiss Franc 21.0%
New Zealand Dollar 16.6%
Danish Krone 9.8%
Swedish Krona 8.4%
Australian Dollar 6.6%
U.S. Dollar 3.3%
Canadian Dollar 2.1%
Norwegian Krone 2.0%


inflationary pressures and, combined with slowing growth, was one reason the European Central Bank lowered the reference rate during the period from 3.25% to 2.50%. The significant appreciation of the euro and some other peripheral European currencies against the U.S. dollar during the period reflected, in part, U.S. economic imbalances, but also the strength in European current account positions and yield differential relative to those of the U.S. Although recent economic conditions and lower inflation risks allowed central banks in the peripheral European region to ease rates, most rates remained significantly greater than in the U.S. and core Europe, which in our opinion helped support other currencies' strength. Norway's Norges Bank lowered rates from 7.0% at the beginning of the period to 5.0% on April 30, 2003, and the Riksbank of Sweden lowered rates from 4.25% to 3.5%.

In Asia, the Japanese economy continued to be challenged by consumer price deflation and weak domestic demand. External demand, however, remained healthy and helped support overall aggregate demand during the period. The Australian and New Zealand dollars were among the top performing currencies during the period. In our view, positive economic growth and high interest rate differentials relative to the U.S. drove demand for Australian and New Zealand assets over the past six months, particularly as investors sought higher yielding instruments given low U.S. yields. Australia's central bank left interest rates unchanged at 4.75%, while the Reserve Bank of New Zealand cut rates by 25 basis points to 5.50% late in the period due to currency strength, sluggish global economic growth and the potential for risks to the trade sector to negatively impact domestic demand.






SEMIANNUAL REPORT

For the six-month period ended April 30, 2003, Franklin Templeton Hard Currency Fund - Class A had a cumulative total return of +12.03%, as shown in the Performance Summary beginning on page 10. The Fund's benchmark, the J.P. Morgan 3 Month Global Cash Index, returned 11.25% during the same period. 1 The Fund's relatively large weightings in European and dollar-bloc currencies and zero-percent position in the Japanese yen during the reporting period supported the Fund's performance. Additionally, performance during the period reflected the secular adjustment of the U.S. dollar against other major currencies, which we believe will continue, although perhaps at a more gradual rate.

During the six months under review, the Danish krone, euro, Swedish krona and Swiss franc appreciated 13.05%, 12.94%, 12.21% and 9.01%, respectively, against the U.S. dollar. The New Zealand, Australian and Canadian dollar returns were 15.67%, 12.96% and 8.97%, respectively, while the Japanese yen returned 3.03% against the U.S. dollar. The strong currency returns were due to the U.S. dollar's depreciation against most major currencies, which in our opinion was largely a function of the deterioration of the U.S.'s broad balance of payment position.

There are special considerations associated with global investing related to market, currency, economic, social and political factors, as discussed in the Fund's prospectus. Because a significant amount of the Fund's assets are denominated in foreign currencies, there is potential for significant gain or loss from currency exchange rate fluctuations. A non-diversified foreign Fund may not be appropriate for all investors and should not be considered a complete investment program.




WHAT IS BALANCE OF PAYMENTS?
BALANCE OF PAYMENTS IS A RECORD OF ALL OF A COUNTRY'S EXPORTS AND IMPORTS OF GOODS AND SERVICES, BORROWING AND LENDING WITH THE REST OF THE WORLD DURING A PARTICULAR TIME PERIOD. IT HELPS A COUNTRY EVALUATE ITS COMPETITIVE STRENGTHS AND WEAKNESSES AND FORECAST THE STRENGTH OF ITS CURRENCY.



1. Source: J.P. Morgan. The J.P. Morgan 3 Month Global Cash Index is designed to measure the performance of euro-currency deposits in 11 global markets. The index is unmanaged and includes reinvested distributions. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

                                                               SEMIANNUAL REPORT

We thank you for your continued investment in Franklin Templeton Hard Currency Fund, welcome your comments or suggestions, and look forward to serving your future investment needs.

Sincerely,





/S/SIGNATURE
Alex Calvo





/S/SIGNATURE
Michael Hasenstab, Ph.D.

Portfolio Managers
Franklin Templeton Hard Currency Fund



--------------------------------------------------------------------------------
This discussion reflects our analysis, opinions and portfolio holdings as of April 30, 2003, the end of the reporting period. Our strategies and the Fund's portfolio composition will change depending on market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the advisor makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.
--------------------------------------------------------------------------------

SEMIANNUAL REPORT

--------------------------------------------------------------------------------
Please note that although the Fund's Statement of Investments on page 14 of this report indicates the Fund held 33.4% of its portfolio investments in U.S. dollar-denominated assets as of 4/30/03, its NET EXPOSURE to the U.S. dollar as of that date was only 3.3%. The difference is explained by the Fund's holdings of forward currency exchange contracts (please see Note 6 in the Notes to Financial Statements on page 23 of this report) calling for the purchase of various foreign currencies in exchange for U.S. dollars at various future dates. The combination of U.S. dollar-denominated instruments with "long" forward currency exchange contracts creates a position economically equivalent to a money market instrument denominated in the foreign currency itself. Such combined positions are an appropriate strategy when the money market for a particular foreign currency is small or relatively illiquid.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
MICHAEL HASENSTAB joined Franklin Templeton Investments in July 1995 and rejoined the company in April 2001 after obtaining his Ph.D. Currently, Dr. Hasenstab is a portfolio manager and analyst for the International Bond Department. He specializes in country asset selection, macroeconomic modeling and sovereign credit analysis in emerging and developed international fixed income and currency markets. He also has a regional research focus in the Asia Pacific, African, Russian, and eastern European economies. Dr. Hasenstab has worked and traveled extensively in Asia, published research on China's financial market, and consulted global companies on Asia Pacific investments and strategy.

Dr. Hasenstab holds a Ph.D. in economics from the Asia Pacific School of Economics and Management at Australian National University, and a B.A. in international relations/political economy from Carleton College in the U.S.
--------------------------------------------------------------------------------


                                                               SEMIANNUAL REPORT

PERFORMANCE SUMMARY AS OF 4/30/03
DISTRIBUTIONS AND RETURNS WILL VARY BASED ON EARNINGS OF THE FUND'S PORTFOLIO AND ANY PROFITS REALIZED FROM THE SALE OF THE PORTFOLIO'S SECURITIES, AS WELL AS THE LEVEL OF OPERATING EXPENSES FOR EACH CLASS. THE PERFORMANCE TABLE DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

PRICE AND DISTRIBUTION INFORMATION


CLASS A                        CHANGE         4/30/03  10/31/02
----------------------------------------------------------------
Net Asset Value (NAV)          +$0.58          $9.14     $8.56
DISTRIBUTIONS (11/1/02-4/30/03)
Dividend Income                $0.4180

ADVISOR CLASS                  CHANGE         4/30/03  10/31/02
----------------------------------------------------------------
Net Asset Value (NAV)          +$0.57          $9.15     $8.58
DISTRIBUTIONS (11/1/02-4/30/03)
Dividend Income                $0.4351



--------------------------------------------------------------------------------
CLASS A: Subject to the current, maximum 2.25% initial sales charge. Prior to 8/3/98, Fund shares were offered at a higher initial sales charge; thus actual total returns would have been lower.

ADVISOR CLASS: No initial sales charge or Rule 12b-1 fees and are available to a limited class of investors.
--------------------------------------------------------------------------------



SEMIANNUAL REPORT

Past performance does not guarantee future results.

PERFORMANCE

CLASS A                              6-MONTH      1-YEAR       5-YEAR   10-YEAR
-------------------------------------------------------------------------------
Cumulative Total Return 1            +12.03%      +21.60%     +13.77%   +12.41%
Average Annual Total Return 2         +9.47%      +18.93%      +2.15%    +0.95%
Value of $10,000 Investment 3        $10,947      $11,893     $11,121   $10,987
Avg. Ann. Total Return (3/31/03) 4                +20.64%      +2.12%    +1.03%

Distribution Rate 5                         2.57%
30-Day Standardized Yield 6                 1.07%

ADVISOR CLASS 7                     6-MONTH       1-YEAR        5-YEAR   10-YEAR
--------------------------------------------------------------------------------
Cumulative Total Return 1           +12.10%      +22.03%       +15.46%   +14.63%
Average Annual Total Return 2       +12.10%      +22.03%        +2.92%    +1.37%
Value of $10,000 Investment 3       $11,210      $12,203       $11,546   $11,463
Avg. Ann. Total Return (3/31/03) 4               +24.17%        +2.94%    +1.47%

Distribution Rate 5                        2.97%
30-Day Standardized Yield 6                1.47%





1. Cumulative total return represents the change in value of an investment over the periods indicated and does not include sales charges.
2. Average annual total return represents the average annual change in value of an investment over the periods indicated and includes any current, applicable, maximum sales charge(s). Six-month return has not been annualized.
3. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated and include any current, applicable, maximum sales charge(s).
4. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.
5. Distribution rate is based on an annualization of the respective class's March quarterly dividend and the maximum offering price (NAV for Advisor Class) per share on 4/30/03.
6. Yield, calculated as required by the SEC, is based on the earnings of the Fund's portfolio for the 30 days ended 4/30/03.
7. Effective 1/2/97, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 1/2/97, a restated figure is used based upon the Fund's Class A performance, excluding the effect of Class A's maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 1/1/97, actual Advisor Class performance is used reflecting all charges and fees applicable to that class. Since 1/2/97 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were +2.90% and +0.45%.



--------------------------------------------------------------------------------
Ongoing market volatility can significantly affect short-term performance; more recent returns may differ from those shown. Investment return and principal value will fluctuate with market conditions, and you may have a gain or loss when you sell your shares. The Fund's investments in foreign companies can involve exposure to currency volatility and political, economic and regulatory uncertainty. The Fund's assets are largely invested in foreign currencies, and therefore involve potential for significant gain or loss from currency exchange rate fluctuations. The Fund does not seek to maintain a stable net asset value and should not be considered a substitute for a U.S. dollar money market fund. These and other risks are described more fully in the Fund's prospectus.
--------------------------------------------------------------------------------

For more current performance, see "Funds and Performance" at franklintempleton.com or call 1-800/342-5236.

Past performance does not guarantee future results.

                                                               SEMIANNUAL REPORT

FRANKLIN TEMPLETON GLOBAL TRUST
FRANKLIN TEMPLETON HARD CURRENCY FUND
Financial Highlights

                                                                        CLASS A
                                            -----------------------------------------------------------------
                                            SIX MONTHS ENDED
                                             APRIL 30, 2003              YEAR ENDED OCTOBER 31,
                                                             ------------------------------------------------
                                               (UNAUDITED)     2002      2001       2000      1999      1998
                                            -----------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period .....          $8.56     $8.08     $8.02      $9.52    $10.39    $10.28
                                            -----------------------------------------------------------------
Income from investment operations:
 Net investment income a .................            .06       .09 c     .31        .42       .30       .30
 Net realized and unrealized gains (losses)           .94       .63 c    (.01)     (1.68)     (.95)      .12
                                            -----------------------------------------------------------------
Total from investment operations .........           1.00       .72       .30      (1.26)     (.65)      .42
                                            -----------------------------------------------------------------
Less distributions from:
 Net investment income ...................           (.42)     (.24)     (.14)        --        --      (.25)
 Tax return of capital ...................             --        --      (.10)      (.24)     (.22)     (.06)
                                            -----------------------------------------------------------------
Total distributions ......................           (.42)     (.24)     (.24)      (.24)     (.22)     (.31)
                                            -----------------------------------------------------------------
Net asset value, end of period ...........          $9.14     $8.56     $8.08      $8.02    $ 9.52    $10.39
                                            =================================================================

Total return b ...........................         12.03%     9.11%     3.78%   (13.42)%   (6.23)%     4.33%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) ........        $86,032   $50,622   $29,071    $33,580   $56,381   $68,902
Ratios to average net assets:
 Expenses ................................          1.32% d   1.50%     1.49%      1.29%     1.09%     1.35%
 Net investment income (loss) ............          1.33% d   1.10% c   3.78%      4.73%     3.08%     3.07%
Portfolio turnover rate ..................           .00%    76.27%    25.59%     54.69%      .00%    96.41%



aBased on average weighted shares outstanding.
bTotal return does not reflect sales commissions or the contingent deferred sales charge, and is not annualized for periods less than one year.
cEffective November 2000, the Fund adopted the provisions of the AICPA Audit and Accounting Guide of Investment Companies and began [recording all paydown gains and losses as part of investment income and amortizing all premium and discount on fixed-income securities,] as required. The effect of this change was as follows:
  Net investment income per share ................................ $(0.05)
  Net realized and unrealized (gains/losses) per share ...........   0.05
  Ratio of net investment income to average net assets ...........   (.61)%
  Per share data and ratios for prior periods have not been restated to reflect this change in accounting policy.
dAnnualized.

SEMIANNUAL REPORT

                       See notes to financial statements.

FRANKLIN TEMPLETON GLOBAL TRUST
FRANKLIN TEMPLETON HARD CURRENCY FUND
Financial Highlights (CONTINUED)

                                                                     ADVISOR CLASS
                                              ---------------------------------------------------------------
                                              SIX MONTHS ENDED
                                               APRIL 30, 2003              YEAR ENDED OCTOBER 31,
                                                              -----------------------------------------------
                                                (UNAUDITED)    2002      2001       2000      1999      1998
                                              ---------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ........       $8.58     $8.09     $8.03      $9.53    $10.41    $10.28
                                              ---------------------------------------------------------------
Income from investment operations:
 Net investment income a ....................         .08       .12 c     .32        .37       .35       .33
 Net realized and unrealized gains (losses) .         .93       .64 c     .01      (1.61)     (.99)      .14
                                              ---------------------------------------------------------------
Total from investment operations ............        1.01       .76       .33      (1.24)     (.64)      .47
                                              ---------------------------------------------------------------
Less distributions from:
 Net investment income ......................        (.44)     (.27)     (.17)        --        --      (.28)
 Tax return of capital ......................          --        --      (.10)      (.26)     (.24)     (.06)
                                              ---------------------------------------------------------------
Total distributions .........................        (.44)     (.27)     (.27)      (.26)     (.24)     (.34)
                                              ---------------------------------------------------------------
Net asset value, end of period ..............       $9.15     $8.58     $8.09      $8.03    $ 9.53    $10.41
                                              ===============================================================

Total return b ..............................      12.10%     9.65%     4.10%   (13.22)%   (6.17)%    4.89%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) ...........      $6,093    $1,724      $450        $75    $3,827    $3,343
Ratios to average net assets:
 Expenses ...................................        .91% d   1.09%     1.17%      1.06%      .99%     1.01%
 Net investment income (loss) ...............       1.74% d   1.51% c   4.00%      4.13%     3.54%     3.29%
Portfolio turnover rate .....................        .00%    76.27%    25.59%     54.69%      .00%    96.41%



aBased on average weighted shares outstanding effective year ended October 31, 1999.
bTotal return is not annualized for periods less than one year.
cEffective November 2000, the Fund adopted the provisions of the AICPA Audit and Accounting Guide of Investment Companies and began [recording all paydown gains and losses as part of investment income and amortizing all premium and discount on fixed-income securities,] as required. The effect of this change was as follows:
  Net investment income per share ...............................  $(0.05)
  Net realized and unrealized (gains/losses) per share ..........    0.05
  Ratio of net investment income to average net assets ..........    (.61)%
  Per share data and ratios for prior periods have not been restated to reflect this change in accounting policy.
dAnnualized.

                                                               SEMIANNUAL REPORT

                       See notes to financial statements.

FRANKLIN TEMPLETON GLOBAL TRUST
FRANKLIN TEMPLETON HARD CURRENCY FUND
STATEMENT OF INVESTMENTS, APRIL 30, 2003 (UNAUDITED)

                                                                                            PRINCIPAL
                                                                                              AMOUNT           VALUE
------------------------------------------------------------------------------------------------------------------------
   CORPORATE BONDS (COST $100,097) .1%
   Toronto Dominion Bank, 4.10%, 8/04/03 ...............................................  $   100,000        $   100,662
                                                                                                             -----------
   GOVERNMENT SECURITIES 65.4%
   Belgium Treasury Bills, 2.410% to 2.545%, with maturities to 8/14/03 ................    1,900,000 EUR      2,108,112
   Canada Treasury Bills, 2.940% to 3.213%, with maturities to 8/14/03 .................    2,847,000 CAD      1,969,069
   Denmark Treasury Bills, 2.44% to 3.28%, with maturities to 2/02/04 ..................   50,290,000 DKK      7,486,334
   Dutch Treasury Bills, 2.340% to 2.487%, with maturities to 9/30/03 ..................    3,050,000 EUR      3,375,090
   Finland Treasury Bills, 2.45% to 2.86%, with maturities to 3/09/04 ..................    2,800,000 EUR      3,104,501
   French Treasury Bills, 1.299% to 2.940%, with maturities to 1/08/04 .................    2,900,000 EUR      3,204,130
   German Treasury Bills, 2.394% to 2.650%, with maturities to 10/15/03 ................    3,000,000 EUR      3,319,475
   Government of Spain, 2.29% to 10.50%, with maturities to 10/30/03 ...................    2,708,610 EUR      3,024,793
   Italy Government, 2.375%, 9/15/03 ...................................................    1,500,000 EUR      1,658,466
   Italy Treasury Bill, 2.229%, 12/31/03 ...............................................    1,200,000 EUR      1,317,140
   New Zealand Treasury Bills, 5.189% to 5.558%, with maturities to 3/17/04 ............   27,860,000 NZD     15,291,017
   Republic of Austria, 6.875%, 5/25/03 ................................................    2,400,000 EUR      2,686,026
   Republic of Greece, 6.60%, 1/15/04 ..................................................    3,200,000 EUR      3,674,397
   Republic of Italy, 2.296%, 9/15/03 ..................................................      200,000 EUR        221,174
   Republic of Portugal, 10.625%, 6/23/03 ..............................................       98,798 EUR        111,405
   Sweden Treasury Bills, 3.38% to 3.88%, with maturities to 12/17/03 ..................   64,480,000 SEK      7,714,719
                                                                                                             -----------
   Total Government Securities (Cost $57,326,621) ......................................                      60,265,848
                                                                                                             -----------
   U.S. GOVERNMENT AGENCIES 32.7%
   Federal Home Loan Bank, 1.25%, 5/01/03 ..............................................      684,000            683,976
   U.S. Treasury Bill, 1.056% to 1.111%, with maturities to 6/12/03 ....................   29,424,000         29,404,653
                                                                                                             -----------
   TOTAL U.S. GOVERNMENT AGENCIES (COST $30,087,594) ...................................                      30,088,629
                                                                                                             -----------
   TOTAL INVESTMENTS (COST $87,514,312) 98.2% ..........................................                      90,455,139
   NET EQUITY IN FOREIGN CONTRACTS .9% .................................................                         792,324
   OTHER ASSETS, LESS LIABILITIES .9% ..................................................                         877,188
                                                                                                             -----------
   NET ASSETS 100.0% ...................................................................                     $92,124,651
                                                                                                             ===========

   CURRENCY ABBREVIATIONS:
    CAD--Canadian Dollar
    DKK--Danish Krone
    EUR--European Unit
    NZD--New Zealand Dollar
    SEK--Swedish Krona


                       See notes to financial statements.

SEMIANNUAL REPORT

FRANKLIN TEMPLETON GLOBAL TRUST
FRANKLIN TEMPLETON HARD CURRENCY FUND
Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 2003 (UNAUDITED)

Assets:
 Investments in securities:
  Cost ..........................................................  $87,514,312
                                                                   ------------
  Value .........................................................   90,455,139
 Cash ...........................................................        1,095
 Foreign currency, at value (cost $6,112) .......................        6,155
 Receivables:
  Capital shares sold ...........................................      968,137
  Dividends and interest ........................................      278,830
 Unrealized gain on forward exchange contracts (Note 6) .........      812,076
                                                                   ------------
      Total assets ..............................................   92,521,432
                                                                   ------------
Liabilities:
 Payables:
  Capital shares redeemed .......................................      195,826
  Affiliates ....................................................      138,720
  Shareholders ..................................................       12,553
Unrealized loss on forward exchange contracts (Note 6) ..........       19,752
Other liabilities ...............................................       29,930
                                                                   ------------
      Total liabilities .........................................      396,781
                                                                   ------------
Net assets, at value ............................................  $92,124,651
                                                                   ------------
Net assets consist of:
 Undistributed net investment income ............................  $  (587,059)
 Net unrealized appreciation (depreciation) .....................    3,749,710
 Accumulated net realized gain (loss) ...........................    2,401,571
 Capital shares .................................................   86,560,429
                                                                   ------------
      Net assets, at value ......................................  $92,124,651
                                                                   ------------


                                                               SEMIANNUAL REPORT

                       See notes to financial statements.

FRANKLIN TEMPLETON GLOBAL TRUST
FRANKLIN TEMPLETON HARD CURRENCY FUND
Financial Statements

STATEMENT OF ASSETS AND LIABILITIES (CONT.)
APRIL 30, 2003 (UNAUDITED)

CLASS A:
Net assets, at value ............................................  $86,032,061
                                                                   ============
Shares outstanding ..............................................    9,414,302
                                                                   ============
Net asset value per share a .....................................        $9.14
                                                                   ============
Maximum offering price per share (Net asset
  value per share / 97.75%) .....................................        $9.35
                                                                   ============
ADVISOR CLASS:
Net assets, at value ............................................  $ 6,092,590
                                                                   ============
Shares outstanding ..............................................      665,636
                                                                   ============
Net asset value and maximum offering price per share ............        $9.15
                                                                   ============


aRedemption price is equal to net asset value less any applicable contingent deferred sales charge.

                       See notes to financial statements.

SEMIANNUAL REPORT

FRANKLIN TEMPLETON GLOBAL TRUST
FRANKLIN TEMPLETON HARD CURRENCY FUND
Financial Statements (CONTINUED)

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED APRIL 30, 2003 (UNAUDITED)

Investment income:
 Interest .........................................................  $1,009,262
                                                                     ----------
      Total investment income .....................................   1,009,262
                                                                     ----------
Expenses:
 Management fees (Note 3) .........................................     246,339
 Distribution fees (Note 3)
  Class A .........................................................     148,037
 Transfer agent fees (Note 3) .....................................      48,499
 Custodian fees ...................................................       5,800
 Reports to shareholders ..........................................       3,400
 Registration and filing fees .....................................      30,500
 Professional fees ................................................      12,900
                                                                     ----------
      Total expenses ..............................................     495,475
       Net investment income ......................................     513,787
Realized and unrealized gains (losses):
 Net realized gain (loss) from:
  Investments .....................................................   2,001,892
  Foreign currency transactions ...................................   2,013,370
                                                                     ----------
      Net realized gain (loss) ....................................   4,015,262
 Net unrealized appreciation (depreciation) on:
  Investments .....................................................   2,856,335
  Translation of assets and liabilities denominated
   in foreign currencies ..........................................     301,413
                                                                     ----------
      Net unrealized appreciation (depreciation) ..................   3,157,748
                                                                     ----------
Net realized and unrealized gain (loss) ...........................   7,173,010
                                                                     ----------
Net increase (decrease) in net assets resulting from operations ...  $7,686,797
                                                                     ==========


                       See notes to financial statements.

                                                               SEMIANNUAL REPORT

FRANKLIN TEMPLETON GLOBAL TRUST
FRANKLIN TEMPLETON HARD CURRENCY FUND
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE SIX MONTHS ENDED APRIL 30, 2003 (UNAUDITED)
AND THE YEAR ENDED OCTOBER 31, 2002

                                                                      SIX MONTHS ENDED       YEAR ENDED
                                                                       APRIL 30, 2003     OCTOBER 31, 2002
                                                                      ------------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income .............................................   $   513,787         $   438,938
  Net realized gain (loss) from investments and
    foreign currency transactions ...................................     4,015,262           2,272,236
  Net unrealized appreciation (depreciation) on
    investments and translation of assets
    and liabilities denominated in foreign currencies ...............     3,157,748             631,414
                                                                      ------------------------------------
      Net increase (decrease) in net assets
        resulting from operations ...................................     7,686,797           3,342,588
 Distributions to shareholders from:
  Net investment income:
   Class A ..........................................................    (2,846,942)         (1,114,494)
   Advisor Class ....................................................      (131,563)            (23,469)
                                                                      ------------------------------------
 Total distributions to shareholders ................................    (2,978,505)         (1,137,963)
 Capital share transactions (Note 2):
   Class A ..........................................................    30,968,093          19,391,309
   Advisor Class ....................................................     4,101,635           1,229,279
                                                                      ------------------------------------
 Total capital share transactions ...................................    35,069,728          20,620,588
      Net increase (decrease) in net assets .........................    39,778,020          22,825,213
Net assets:
 Beginning of period ................................................    52,346,631          29,521,418
                                                                      ------------------------------------
 End of period ......................................................   $92,124,651         $52,346,631
                                                                      ====================================
Undistributed net investment income included in net assets:
 End of period ......................................................   $  (587,059)        $ 1,877,659
                                                                      ====================================


SEMIANNUAL REPORT

                       See notes to financial statements.

FRANKLIN TEMPLETON GLOBAL TRUST
FRANKLIN TEMPLETON HARD CURRENCY FUND
Notes to Financial Statements (unaudited)


1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Templeton Hard Currency Fund (the Fund) is a separate, non-diversified series of Franklin Templeton Global Trust (the Trust), which is an open-end investment company registered under the Investment Company Act of 1940. The Fund seeks to protect shareholders against depreciation of the U.S. dollar relative to other currencies by investing in high-quality, interest-bearing money market instruments (and forward contracts), denominated in those major currencies which historically have experienced low rates of inflation, and which are currently pursuing economic policies conducive to continued low rates of inflation and currency appreciation versus the U.S. dollar over the long term. The following summarizes the Fund's significant accounting policies.

A. SECURITY VALUATION

Securities listed or traded on a recognized national exchange or NASDAQ are valued at the last reported sales price. Over-the-counter securities and listed securities for which no sale is reported are valued within the range of the latest quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management in accordance with procedures established by the Board of Trustees.

B. FOREIGN CURRENCY TRANSLATION

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of interest and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

C. REPURCHASE AGREEMENTS

The Fund may enter into repurchase agreements, which are accounted for as a loan by the Fund to the seller, collateralized by securities which are delivered to the Fund's custodian. The market value, including accrued interest, of the initial collateralization is required to be at least 102% of the dollar amount invested by the Funds, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%.



                                                               SEMIANNUAL REPORT

FRANKLIN TEMPLETON GLOBAL TRUST
FRANKLIN TEMPLETON HARD CURRENCY FUND
Notes to Financial Statements (unaudited) (CONTINUED)


1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONT.)

D. FOREIGN CURRENCY CONTRACTS

The Fund may enter into forward exchange contracts to hedge against fluctuations in foreign exchange rates. A forward exchange contract is an agreement between two parties to exchange different currencies at an agreed upon exchange rate at a future date. These contracts are valued daily and the Fund's equity therein is included in the Statement of Assets and Liabilities. Realized and unrealized gains and losses are included in the Statement of Operations.

When the Fund purchases or sells foreign securities it may enter into foreign exchange contracts to minimize foreign exchange risk from the trade date to the settlement date of the transactions. Realized and unrealized gains and losses are included in the Statement of Operations.

The risks of these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the possible inability of the counterparties to fulfill their obligations under the contracts.

E. INCOME TAXES

No provision has been made for income taxes because the Fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute all of its taxable income.

F. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Certain income from foreign securities is recorded as soon as information is available to the Fund. Interest income and estimated expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

G. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H. GUARANTEES AND IDEMNIFICATIONS

In the normal course of business the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.



SEMIANNUAL REPORT

FRANKLIN TEMPLETON GLOBAL TRUST
FRANKLIN TEMPLETON HARD CURRENCY FUND
Notes to Financial Statements (unaudited) (CONTINUED)


2. SHARES OF BENEFICIAL INTEREST

The Fund offers two classes of shares: Class A and Advisor Class. Each class of shares differs by its initial sales load, distribution fees, voting rights affecting a single class and its exchange privilege.

At April 30, 2003, there were an unlimited number of shares authorized ($0.01 par value). Transactions in the Fund's shares were as follows:

                                                          SIX MONTHS ENDED                           YEAR ENDED
                                                           APRIL 30, 2003                         OCTOBER 31, 2002
                                                      ------------------------------------------------------------------
                                                        SHARES           AMOUNT              SHARES             AMOUNT
                                                      ------------------------------------------------------------------
CLASS A SHARES:
Shares sold .........................................  8,042,978       $ 71,332,174         6,959,064      $ 58,212,090
Shares issued on reinvestment
 of distributions ...................................    254,043          2,178,111           103,709           845,233
Shares redeemed ..................................... (4,793,277)       (42,542,192)       (4,751,067)      (39,666,014)
                                                      ------------------------------------------------------------------
Net increase (decrease) .............................  3,503,744       $ 30,968,093         2,311,706      $ 19,391,309
                                                      ==================================================================
ADVISOR CLASS SHARES:
Shares sold .........................................    558,159       $  4,939,720           145,622      $  1,231,628
Shares issued on reinvestment
 of distributions ...................................     13,579            117,192             1,872            15,443
Shares redeemed .....................................   (107,154)          (955,277)           (2,103)          (17,792)
                                                      ------------------------------------------------------------------
Net increase (decrease) .............................    464,584       $  4,101,635           145,391      $  1,229,279
                                                      ==================================================================


3. TRANSACTIONS WITH AFFILIATES

Certain officers of the Fund are also officers or directors of Franklin Advisers, Inc. (Advisers), Franklin/Templeton Distributors, Inc. (Distributors) and Franklin/Templeton Investor Services, LLC (Investor Services), the Fund's investment manager, principal underwriter and transfer agent, respectively.

The Fund pays an investment management fee to Advisers of 0.65% per year of the average daily net assets of the Fund.

The Fund reimburses Distributors up to 0.45% per year of the Fund's average daily net assets of Class A shares for costs incurred in marketing the Fund's Class A shares.

Distributors paid net commissions on sales of Fund shares for the period ended April 30, 2003 of $22,819.





                                                               SEMIANNUAL REPORT

FRANKLIN TEMPLETON GLOBAL TRUST
FRANKLIN TEMPLETON HARD CURRENCY FUND
Notes to Financial Statements (unaudited) (CONTINUED)

4. INCOME TAXES

At April 30, 2003, the cost of investments, net unrealized appreciation (depreciation), and undistributed ordinary income for income tax purposes were as follows:

        Cost of investments ...............................  $87,590,825
                                                             ============
        Unrealized appreciation ...........................    2,875,900
        Unrealized depreciation ...........................      (11,586)
                                                             ------------
        Net unrealized appreciation (depreciation) ........  $ 2,864,314
                                                             ------------

Net investment income and net realized gains differ for financial statement and tax purposes primarily due to differing treatments of foreign currency transactions and bond discount and premiums.

At October 31, 2002, the Fund had tax basis capital losses which may be carried over to offset future capital gains. Such losses expire as follows:

        Capital loss carryovers expiring in:
         2003 ...........................  $  112,254
         2004 ...........................   1,047,201
         2005 ...........................     162,309
         2008 ...........................      25,228
         2009 ...........................      33,159
         2010 ...........................     233,541
                                           ----------
                                           $1,613,692
                                           ==========


5. INVESTMENT TRANSACTIONS

There were no purchases or sales of securities (excluding short-term securities) for the period ended April 30, 2003.








SEMIANNUAL REPORT

FRANKLIN TEMPLETON GLOBAL TRUST
FRANKLIN TEMPLETON HARD CURRENCY FUND
Notes to Financial Statements (unaudited) (CONTINUED)


6. FORWARD CURRENCY CONTRACTS

At April 30, 2003, the Fund has outstanding forward exchange contracts as set out below. The contracts are reported in the financial statements at the Fund's net equity, as measured by the difference between the forward exchange rates at the reporting date and the forward exchange rates at the day of entry into the contracts.

                                                                           IN          SETTLEMENT     UNREALIZED
                                                                      EXCHANGE FOR        DATE        GAIN (LOSS)
                                                                      ---------------------------------------------
 CONTRACTS TO BUY:
    29,300,000    Swiss Franc ...................................  U.S.  $21,101,043    7/14/03    U.S.    $548,137
    10,800,000    Danish Krone ..................................          1,560,265    7/14/03              58,543
    10,010,000    Australian Dollar .............................          6,048,016    7/14/03             195,630
    12,700,000    Norwegian Krone ...............................          1,802,185    7/14/03               9,766
                                                                         -----------                       ---------
                                                                  U.S    $30,511,509               U.S.    $812,076
                                                                                                           ---------
                      Unrealized gain on forward exchange
                       contracts. ...............................                                  U.S.    $812,076
                                                                                                           =========
CONTRACTS TO SELL:
     2,400,000    Swiss Franc ................................... U.S.   $ 1,774,229    7/14/03    U.S.    $(19,752)
                                                                         ===========                       ---------
                  Unrealized loss on forward exchange
                       contracts ................................                                          $(19,752)
                                                                                                           ---------
                     Net unrealized gain on forward exchange
                      contract ..................................                                  U.S.    $792,324
                                                                                                           =========

                                                               SEMIANNUAL REPORT

                       This page intentionally left blank.

LITERATURE REQUEST
For a brochure and prospectus, which contain more complete information, including charges and expenses, call Franklin Templeton Investments at 1-800/DIAL BEN(R) (1-800/342-5236). Please read the prospectus carefully before investing or sending money. To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be determined by the presence of a regular beeping tone.
FRANKLIN TEMPLETON INVESTMENTS

GLOBAL GROWTH
Franklin Global Aggressive
 Growth Fund
Franklin Global Growth Fund
Franklin Global Health Care Fund
Mutual Discovery Fund
Templeton Developing Markets Trust
Templeton Foreign Fund
Templeton Foreign Smaller
 Companies Fund
Templeton Global Opportunities Trust
Templeton Global Smaller
 Companies Fund
Templeton Growth Fund
Templeton International (Ex EM) Fund
Templeton World Fund

GLOBAL GROWTH & INCOME
Franklin Global Communications Fund
Mutual European Fund
Templeton Global Bond Fund

GLOBAL INCOME
Franklin Templeton Hard
 Currency Fund

GROWTH
Franklin Aggressive Growth Fund
Franklin Biotechnology
 Discovery Fund
Franklin Blue Chip Fund
Franklin Capital Growth Fund 1
Franklin DynaTech Fund
Franklin Flex Cap Growth Fund 2
Franklin Gold and Precious
 Metals Fund
Franklin Growth Fund
Franklin Large Cap Growth Fund
Franklin Small-Mid Cap
 Growth Fund
Franklin Technology Fund
Franklin U.S. Long-Short Fund 3

GROWTH & INCOME
Franklin Balance Sheet Investment Fund 4
Franklin Convertible
 Securities Fund
Franklin Equity Income Fund
Franklin Income Fund
Franklin Large Cap Value Fund
Franklin MicroCap Value Fund 4
Franklin Natural Resources Fund
Franklin Real Estate
 Securities Fund
Franklin Rising Dividends Fund
Franklin Small Cap Value Fund
Franklin Utilities Fund
Mutual Beacon Fund
Mutual Financial Services Fund
Mutual Qualified Fund
Mutual Shares Fund

FUND ALLOCATOR SERIES
Franklin Templeton Conservative Target Fund
Franklin Templeton Growth
 Target Fund
Franklin Templeton Moderate
 Target Fund

INCOME
Franklin Adjustable U.S. Government Securities Fund 5
Franklin's AGE High Income Fund
Franklin Floating Rate Daily
 Access Fund
Franklin Floating Rate Trust 6
Franklin Short-Intermediate
 U.S. Government Securities Fund 5
Franklin Strategic Income Fund
Franklin Total Return Fund
Franklin U.S. Government
 Securities Fund 5
Franklin Federal Money Fund 5,7
Franklin Money Fund 5,7

TAX-FREE INCOME 8
Double Tax-Free Income Fund
Federal Intermediate-Term Tax-Free Income Fund
Federal Tax-Free Income Fund
High Yield Tax-Free
 Income Fund
Insured Tax-Free Income Fund 9
Tax-Exempt Money Fund 5,7

STATE-SPECIFIC
TAX-FREE INCOME 8
Alabama
Arizona
California 10
Colorado
Connecticut
Florida 10
Georgia
Kentucky
Louisiana
Maryland
Massachusetts 9
Michigan 9
Minnesota 9
Missouri
New Jersey
New York 10
North Carolina
Ohio 9
Oregon
Pennsylvania
Tennessee
Virginia

INSURANCE FUNDS
Franklin Templeton Variable Insurance Products Trust 11


1. Formerly Franklin Growth and Income Fund. Effective 5/1/02, the fund's name changed; investment goal and strategy remained the same.
2. Formerly Franklin
California Growth Fund. Effective 9/1/02, the fund's name changed and its investment criteria was modified to invest a majority of its net assets in California companies, as opposed to at least 80% of net assets.
3. Upon reaching
approximately $350 million in assets, the fund will close to all investors.
4. The fund is only open to existing shareholders as well as select retirement plans.
5. An investment in the fund is neither insured nor guaranteed by the U.S. government or by any other entity or institution.
6. The fund is a continuously offered, closed-end fund. Shares may be purchased daily; there is no daily redemption. However, each quarter, pending board approval, the fund will authorize the repurchase of 5%-25% of the outstanding number of shares. Investors may tender all or a portion of their shares during the tender period.
7. No assurance exists that the fund's $1.00 per share price will be maintained. It is possible to lose money by investing in the fund.
8. For investors subject to the alternative minimum tax, a small portion of these dividends may be taxable. Distributions of capital gains are generally taxable.
9. Portfolio of insured municipal securities.
10. These funds are available in two or more variations, including long-term portfolios, portfolios of insured securities, a high-yield portfolio (CA) and intermediate-term and money market portfolios (CA and NY).
11. The funds of the Franklin Templeton Variable Insurance
Products Trust are generally only available as investment options in variable annuity or variable life insurance contracts.

                                                                           12/02

                       Not part of the semiannual report

[LOGO OMITTED]
FRANKLIN(R) TEMPLETON(R)
INVESTMENTS
One Franklin Parkway
San Mateo, CA  94403-1906




WANT TO RECEIVE THIS DOCUMENT FASTER VIA EMAIL?
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ELIGIBLE SHAREHOLDERS CAN SIGN UP FOR EDELIVERY AT FRANKLINTEMPLETON.COM. SEE
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SEMIANNUAL REPORT AND SHAREHOLDER LETTER
FRANKLIN TEMPLETON HARD CURRENCY FUND

INVESTMENT MANAGER
Franklin Advisers, Inc.

DISTRIBUTOR
Franklin Templeton Distributors, Inc.
1-800/DIAL BEN(R)
franklintempleton.com

SHAREHOLDER SERVICES
1-800/632-2301

This report must be preceded or accompanied by the current Franklin Templeton Hard Currency Fund prospectus, which contains more complete information including charges and expenses.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.

FTGT S2003 06/03







ITEM 2. CODE OF ETHICS.  N/A
ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.  N/A
ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.  N/A
ITEM 5. AUDIT COMMITTEE  OF LISTED REGISTRANTS  N/A
ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES. N/A

ITEM 9. CONTROLS AND PROCEDURES.
(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(B) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

ITEM 10. EXHIBITS.
(A) N/A

(B)(1) CERTIFICATIONS PURSUANT TO SECTION 302 OF THE SARBANES-OXLEY ACT OF 2002 OF JIMMY D. GAMBILL, CHIEF EXECUTIVE OFFICER - FINANCE AND ADMINISTRATION,
AND KIMBERLEY H. MONASTERIO, CHIEF FINANCIAL OFFICER

(B)(2) CERTIFICATIONS PURSUANT TO SECTION 906 OF THE SARBANES-OXLEY ACT OF 2002 OF JIMMY D. GAMBILL, CHIEF EXECUTIVE OFFICER - FINANCE AND ADMINISTRATION,
AND KIMBERLEY H. MONASTERIO, CHIEF FINANCIAL OFFICER

                                  SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN TEMPLETON GLOBAL TRUST


By /S/Jimmy D. Gambill
Chief Executive Officer - Finance and Administration
Date    June 30, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /S/Jimmy D. Gambill
Chief Executive Officer - Finance and Administration
Date    June 30, 2003


By /S/Kimberley H. Monasterio
Chief Financial Officer
Date    June 30, 2003